                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Cincinnati Casualty Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                    Fairfield, Ohio             May 8, 2006
----------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers               1

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:   146,022

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798

                                  COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5
           ISSUER              TITLE OF CLASS     CUSIP     FMV (000)     SHARES    SH/PRN   PUT/CALL
           ------              --------------   ---------   ---------   ---------   ------   --------
CINERGY CORP                       COMMON       172474108      5,790      127,500     SH
EXXON MOBIL CORPORATION            COMMON       30231G102     31,647      520,000     SH
FIFTH THIRD BANCORP                COMMON       316773100     55,890    1,419,979     SH
GENERAL ELECTRIC CO.               COMMON       369604103        870       25,000     SH
GENUINE PARTS CO                   COMMON       372460105        657       15,000     SH
JOHNSON & JOHNSON                  COMMON       478160104      1,481       25,000     SH
NATIONAL CITY CORPORATION          COMMON       635405103      9,584      274,612     SH
PROCTER & GAMBLE CORPORATION       COMMON       742718109     14,408      250,000     SH
WELLS FARGO & CO                   COMMON       949746101     14,051      220,000     SH
WYETH                              COMMON       983024100     11,645      240,000     SH
                                                             -------    ---------
                                                             146,022    3,117,091

                                  COLUMN 6      COLUMN 7   COLUMN 8
           ISSUER              INVESTMENT DIS   OTH MGRS     SOLE       SHARED    NONE
           ------              --------------   --------   --------   ---------   ----
CINERGY CORP                       SHARED          01         --        127,500    --
EXXON MOBIL CORPORATION            SHARED          01         --        520,000    --
FIFTH THIRD BANCORP                SHARED          01         --      1,419,979    --
GENERAL ELECTRIC CO.               SHARED          01         --         25,000    --
GENUINE PARTS CO                   SHARED          01         --         15,000    --
JOHNSON & JOHNSON                  SHARED          01         --         25,000    --
NATIONAL CITY CORPORATION          SHARED          01         --        274,612    --
PROCTER & GAMBLE CORPORATION       SHARED          01         --        250,000    --
WELLS FARGO & CO                   SHARED          01         --        220,000    --
WYETH                              SHARED          01         --        240,000    --
                                                                      ---------
                                                                      3,117,091